CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 65,356	$ 75,777
Restricted cash	973	160
Accounts receivable, net of provision for doubtful debts of $16,409 and $12,041 respectively	34,509	32,956
Inventories	6,350	6,728
Deposits for inventories	265	20
Prepaid expenses and other current assets	11,291	4,512
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful debts of $249 and $296, respectively	179,601	196,213
Deferred income tax assets	1,863
Total current assets	300,208	316,366
Construction-in-progress		76,669
Property, equipment and leasehold improvements, net	82,831	4,985
Deferred income tax assets	3,757	2,547
Net investment in direct financing and sales-type leases, net of current maturities	69,272	38,739
Total assets	456,068	439,306
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $89,015 and $75,412 as of June 30, 2013 and December 31, 2012, respectively)	116,529	102,458
Long-term borrowings, current (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2013 and December 31, 2012, respectively)	644
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $1,097 and $68 as of June 30, 2013 and December 31, 2012, respectively)	9,860	16,392
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of $4,397 and $706 as of June 30, 2013 and December 31, 2012, respectively)	6,057	2,228
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $8,122 and $4,857 as of June 30, 2013 and December 31, 2012, respectively)	18,589	15,049
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $131 and $86 as of June 30, 2013 and December 31, 2012, respectively)	53,732	65,595
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $537 and $161 as of June 30, 2013 and December 31, 2012, respectively)	2,854	1,956
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $4,495 and $1,931 as of June 30, 2013 and December 31, 2012, respectively)	7,011	2,551
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2013 and December 31, 2012, respectively)		4,717
Total current liabilities	215,276	210,946
Noncurrent liabilities
Long-term payables (including long-term borrowings of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2013 and December 31, 2012, respectively)	707
Total liabilities	215,983	210,946
Commitment and Contingency
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at June 30, 2013 and December 31, 2012, respectively	24	24
Additional paid-in capital	325,798	323,856
Statutory reserves	16,997	16,997
Accumulated losses	(130,714)	(135,487)
Accumulated other comprehensive income	27,980	22,970
Total shareholders' equity	240,085	228,360
Total liabilities and shareholders' equity	$ 456,068	$ 439,306